ALLIANCE VARIABLE PRODUCTS SERIES FUND ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002






INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED
ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                              U.S. $ VALUE    NET ASSETS
-------------------------------------------------------------------------------
Equity Office Properties Trust                       $ 4,404,533        6.5%
Vornado Realty Trust                                   4,176,480        6.2
Apartment Investment & Management Co.                  3,394,800        5.0
ProLogis Trust                                         3,133,000        4.6
Boston Properties, Inc.                                3,008,235        4.5
General Growth Properties, Inc.                        2,662,200        4.0
Trizec Properties, Inc.                                2,588,656        3.8
Mack-Cali Realty Corp.                                 2,516,740        3.7
Host Marriott Corp.                                    2,509,730        3.7
Simon Property Group, Inc.                             2,368,812        3.5
                                                     $30,763,186       45.5%


1


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________




                                              Shares or
                                              Principal
                                                Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.0%

REAL ESTATE INVESTMENT TRUSTS-96.0%

OFFICE-24.4%
Alexandria Real Estate
Equities, Inc.                                   31,500     $  1,554,210
Boston Properties, Inc.                          75,300        3,008,235
Corporate Office Properties Trust                47,500          693,025
Equity Office Properties Trust                  146,330        4,404,533
Mack-Cali Realty Corp.                           71,600        2,516,740
SL Green Realty Corp.                            47,300        1,686,245
Trizec Properties, Inc.                         153,536        2,588,656
                                                             ------------
                                                              16,451,644

APARTMENTS-19.1%
Apartment Investment & Management Co.            69,000        3,394,800
Archstone Communities Trust                      35,500          947,850
Avalon Bay Communities, Inc.                     18,800          877,960
Camden Property Trust                            51,900        1,921,857
Equity Residential Properties Trust              62,000        1,782,500
Essex Property Trust, Inc.                       26,300        1,438,610
Gables Residential Trust                         43,700        1,395,341
United Dominion Realty Trust, Inc.               74,000        1,165,500
                                                             ------------
                                                              12,924,418

REGIONAL MALLS-13.3%
General Growth
Properties, Inc.                                 52,200        2,662,200
Macerich Co.                                     38,300        1,187,300
Mills Corp.                                      43,500        1,348,500
Rouse Co.                                        43,800        1,445,400
Simon Property Group, Inc.                       64,300        2,368,812
                                                             ------------
                                                               9,012,212

SHOPPING CENTERS-11.0%
Developers Diversified Realty Corp.             102,200        2,299,500
Equity One, Inc.                                 49,200          688,800
Heritage Property Investment Trust               32,500          868,075
Kimco Realty Corp.                               55,100        1,845,299
Pan Pacific Retail Properties, Inc.              50,900        1,739,762
                                                             ------------
                                                               7,441,436

DIVERSIFIED-9.2%
iStar Financial, Inc.                            58,100        1,655,850
U.S. Restaurant Properties, Inc.                 24,600          407,622
Vornado Realty Trust                             90,400        4,176,480
                                                             ------------
                                                               6,239,952

WAREHOUSE & INDUSTRIAL-7.6%
AMB Property Corp.                               53,900        1,670,900
Keystone Property Trust                          21,500          341,205
ProLogis Trust                                  120,500        3,133,000
                                                             ------------
                                                               5,145,105

HOSPITALITY-5.9%
Host Marriott Corp.                             222,100        2,509,730
MeriStar Hospitality Corp.                       95,400        1,454,850
                                                             ------------
                                                               3,964,580

OFFICE- INDUSTRIAL MIX-2.4%
Duke-Weeks Realty Corp.                          33,700          975,615
Mission West Properties, Inc.                    52,700          642,413
                                                             ------------
                                                               1,618,028

HEALTHCARE-1.8%
Senior Housing Properties Trust                  76,600        1,202,620

STORAGE-1.3%
Public Storage, Inc.                             23,500          871,850
                                                             ------------

Total Common Stocks
cost $56,177,126)                                             64,871,845

SHORT-TERM INVESTMENT-4.8%
TIME DEPOSIT-4.8%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $3,247,000)                            $  3,247        3,247,000

TOTAL INVESTMENTS-100.8%
  (cost $59,424,126)                                          68,118,845
Other assets less liabilities-(0.8%)                            (543,183)

NET ASSETS-100%                                             $ 67,575,662


See Notes to Financial Statements.


2


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $59,424,126)          $68,118,845(a)
  Cash                                                                    805
  Collateral held for securities loaned                            12,467,300
  Dividends and interest receivable                                   305,127
  Total assets                                                     80,892,077

LIABILITIES
  Payable for collateral received on securities loaned             12,467,300
  Payable for investment securities purchased                         738,246
  Advisory fee payable                                                 46,890
  Accrued expenses                                                     63,979
  Total liabilities                                                13,316,415

NET ASSETS                                                        $67,575,662

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                $5,322
  Additional paid-in capital                                       59,866,214
  Undistributed net investment income                               1,254,067
  Accumulated net realized loss on investments                     (2,244,660)
  Net unrealized appreciation of investments                        8,694,719
                                                                  $67,575,662

Class A Shares
  Net assets                                                      $55,445,117
  Shares of capital stock outstanding                               4,364,666
  Net asset value per share                                            $12.70

Class B Shares
  Net assets                                                      $12,130,545
  Shares of capital stock outstanding                                 957,052
  Net asset value per share                                            $12.67


(a) Includes securities on loan with a value of $12,123,585 (see Note F). See Notes to Financial Statements.


3


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld $605)                   $1,521,218
  Interest                                                             18,451
  Total investment income                                           1,539,669

EXPENSES
  Advisory fee                                                        240,846
  Distribution fee -- Class B                                          10,743
  Custodian                                                            54,677
  Administrative                                                       34,500
  Audit and legal                                                      19,115
  Printing                                                             17,437
  Directors' fees                                                       1,001
  Transfer agency                                                         452
  Amortization of organization expenses                                    93
  Miscellaneous                                                         2,721
  Total expenses                                                      381,585
  Less: expenses waived and reimbursed (see Note B)                  (101,643)
  Net expenses                                                        279,942
  Net investment income                                             1,259,727

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                        746,017
  Net change in unrealized appreciation/depreciation of
    investments                                                     4,776,650
  Net gain on investments                                           5,522,667

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $6,782,394


See Notes to Financial Statements.


4


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                            Six Months Ended       Year Ended
                                              June 30, 2002        December 31,
                                               (unaudited)            2001
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                      $ 1,259,727           $ 1,481,153
  Net realized gain on investments               746,017             1,050,213
  Net change in unrealized appreciation/
    depreciation of investments                4,776,650             1,105,956
  Net increase in net assets from
    operations                                 6,782,394             3,637,322

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                   (1,214,672)           (1,103,352)
    Class B                                     (261,464)              (17,267)

CAPITAL STOCK TRANSACTIONS
  Net increase                                17,249,913            13,378,495
  Total increase                              22,556,171            15,895,198

NET ASSETS
  Beginning of period                         45,019,491            29,124,293
  End of period (including
    undistributed net investment
    income of $1,254,067 and
    $1,470,476, respectively)                $67,575,662           $45,019,491


See Notes to Financial Statements.


5


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The AllianceBernstein Real Estate Investment Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio was formerly known as Alliance Real Estate Investment Portfolio. The Portfolio's investment objective is to seek total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Organization Expenses
Organization expenses of $20,000 have been deferred and are being amortized on a straight line basis through January 2002.

4. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are


6


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

7. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .90% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $67,143.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002 amounted to $62,093 of which $570 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $452 for the six months ended June 30, 2002.

NOTE C: Distribution Plan
The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


7


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                        $25,616,004
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                        $ 8,851,458
U.S. government and agencies                                                -0-


At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                       $8,944,843
Gross unrealized depreciation                                         (250,124)
Net unrealized appreciation                                         $8,694,719

1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

NOTE E: Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                  2001                 2000
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                              $1,120,619           $908,379
Total taxable distributions                     1,120,619            908,379
Total distributions paid                       $1,120,619           $908,379

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                     $1,470,476
Accumulated earnings                                               1,470,476
Accumulated capital and other losses                              (2,760,746)(a)
Unrealized appreciation/(depreciation)                             3,688,138(b)
Total accumulated earnings/(deficit)                              $2,397,868

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $2,760,746 of which $643,843 expires in the year 2007 and $2,116,903 expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the"Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned securities with a value of $12,123,585 and received cash collateral of $12,467,300. For the six months ended June 30, 2002, the Portfolio received fee income of $4,080 which is included in interest income in the accompanying statement of operations.


9


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,174,838     1,298,132     $14,452,133     $14,308,595
Shares issued in
  reinvestment of
  dividends               98,115       100,947       1,214,672       1,103,352
Shares redeemed         (335,119)     (680,521)     (4,094,372)     (7,434,272)
Net increase             937,834       718,558     $11,572,433     $ 7,977,675

                                     April 24,                     April 24,
                   Six Months Ended   2001* to   Six Months Ended   2001* to
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Class B
Shares sold              448,526       488,395      $5,421,309      $5,408,416
Shares issued in
  reinvestment of
  dividends               21,171         1,580         261,464          17,267
Shares redeemed             (430)       (2,190)         (5,293)        (24,863)
Net increase             469,267       487,785      $5,677,480      $5,400,820

NOTE H: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


*Commencement of distribution.


10


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        CLASS A
                                       ------------------------------------------------------------------------------
                                         Six Months                                                       January 9,
                                            Ended                     Year Ended December 31,              1997(a) to
                                        June 30, 2002      -------------------------------------------   December 31,
                                         (unaudited)       2001         2000         1999         1998       1997
                                         -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period        $ 11.50      $ 10.75      $  8.87      $  9.78      $ 12.34      $ 10.00

Income From Investment Operations
Net investment income (b)(c)                    .28          .47          .48          .56          .54          .56
Net realized and unrealized gain (loss)
on investment transactions                     1.22          .67         1.84        (1.01)       (2.87)        1.78
Net increase (decrease) in net asset
value from operations                          1.50         1.14         2.32         (.45)       (2.33)        2.34

Less: Dividends and Distributions
Dividends from net investment income           (.30)        (.39)        (.44)        (.46)        (.16)          -0-
Distributions from net realized gains            -0-          -0-          -0-          -0-        (.07)          -0-
Total dividends and distributions              (.30)        (.39)        (.44)        (.46)        (.23)          -0-
Net asset value, end of period              $ 12.70      $ 11.50      $ 10.75      $  8.87      $  9.78      $ 12.34

Total Return
Total investment return based on net
asset value (d)                               13.11%       10.79%       26.69%       (5.11)%     (19.07)%      23.40%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)   $55,445      $39,417      $29,124      $17,852      $17,080      $13,694
Ratio to average net assets of:
Expenses, net of waivers and
  reimbursements                               1.00%(e)      .95%         .95%         .95%         .95%         .95%(e)
Expenses, before waivers and
  reimbursements                               1.39%(e)     1.39%        1.67%        1.72%        1.77%        2.31%(e)
Net investment income (b)                      4.74%(e)     4.32%        4.87%        5.96%        4.98%        5.47%(e)
Portfolio turnover rate                          17%          33%          25%          37%          27%          26%



See footnote summary on page 12.


11

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period
                                                              CLASS B
                                                     ---------------------------
                                                                     April 24,
                                                      Six Months      2001(f)
                                                        Ended           to
                                                    June 30, 2002   December 31,
                                                     (unaudited)        2001
                                                     -----------  --------------
Net asset value, beginning of period                    $11.49         $10.46

Income From Investment Operations
Net investment income (b)(c)                               .27            .31
Net realized and unrealized gain on investment
  transactions                                            1.21           1.11
Net increase in net asset value from operations           1.48           1.42

Less: Dividends and Distributions
Dividends from net investment income                      (.30)          (.39)
Distributions from net realized gains                       -0-            -0-
Total dividends and distributions                         (.30)          (.39)
Net asset value, end of period                          $12.67         $11.49

Total Return
Total investment return based on net
  asset value (d)                                        12.91%         13.77%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $12,131         $5,603
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (e)         1.26%          1.20%
  Expenses, before waivers and reimbursements (e)         1.62%          1.84%
  Net investment income (b)(e)                            4.54%          4.40%
Portfolio turnover rate                                     17%            33%


(a)  Commencement of operations.
(b)  Net of expenses reimbursed or waived by the Adviser.
(c)  Based on average shares outstanding.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(e)  Annualized.
(f)  Commencement of distribution.


12


ALLIANCEBERNSTEIN
REAL ESTATE INVESTMENT PORTFOLIO         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


13